Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Variable Income Trust
Entity Central Index Key	0000874835
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	Western Asset Core Plus VIT Portfolio
Class Name	Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Core Plus VIT Portfolio for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I1	$56	0.54%
[1],[2]
Expenses Paid, Amount	$ 56	[1]
Expense Ratio, Percent	0.54%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of Western Asset Core Plus VIT Portfolio returned 7.75%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index and the Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index, which returned 7.30% and 8.62%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured product positioning as spreads generally tightened
↑	Emerging market exposure, as U.S. dollar-denominated emerging market spreads tightened

Top detractors from performance:
↓	Duration positioning as intermediate to long end yields rose
↓	Yield curve positioning as the curve steepened and front-end yields outperformed
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures, options, and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class I	7.75	-1.44	2.11
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index	8.62	4.50	6.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 125,215,363
Holdings Count | $ / shares	861
Advisory Fees Paid, Amount	$ 491,790
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$125,215,363
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	861
Total Management Fee Paid	$491,790
Portfolio Turnover Rate	120%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class II
Shareholder Report [Line Items]
Fund Name	Western Asset Core Plus VIT Portfolio
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Core Plus VIT Portfolio for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II1	$82	0.79%
[4],[5]
Expenses Paid, Amount	$ 82	[4]
Expense Ratio, Percent	0.79%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class II shares of Western Asset Core Plus VIT Portfolio returned 7.69%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index and the Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index, which returned 7.30% and 8.62%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured product positioning as spreads generally tightened
↑	Emerging market exposure, as U.S. dollar-denominated emerging market spreads tightened

Top detractors from performance:
↓	Duration positioning as intermediate to long end yields rose
↓	Yield curve positioning as the curve steepened and front-end yields outperformed
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures, options, and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class II	7.69	-1.67	1.85
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index	8.62	4.50	6.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 125,215,363
Holdings Count | $ / shares	861
Advisory Fees Paid, Amount	$ 491,790
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$125,215,363
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	861
Total Management Fee Paid	$491,790
Portfolio Turnover Rate	120%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.